Fair value measurements - Fair value of financial instruments measured on recurring basis (Parenthetical) (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2022	Mar. 31, 2022
Fair value measurements
Other assets		¥ 786,317	¥ 773,586
Investments in equity securities		127,256	133,897
Listed Equity [Member]
Fair value measurements
Investments in equity securities		92,584	101,503
Unlisted Equity [Member]
Fair value measurements
Investments in equity securities		34,672	32,394
Recurring [Member]
Fair value measurements
Trading assets and private equity and debt investments	[1]	15,970,000	13,697,000
Recurring [Member] | Other assets [Member]
Fair value measurements
Other assets	[1],[2],[3]	431,000	479,000
Recurring [Member] | Net asset value per share [Member]
Fair value measurements
Trading assets and private equity and debt investments		47,000	45,000
Recurring [Member] | Net asset value per share [Member] | Other assets [Member]
Fair value measurements
Other assets		¥ 3,000	¥ 3,000

[1]	Certain investments that are measured at fair value using net asset value per share as a practical expedient have not been classified in the fair value hierarchy. As of March 31, 2022 and September 30, 2022, the fair values of these investments which are included in Trading assets and private equity and debt investments were ¥45 billion and ¥47 billion, respectively. As of March 31, 2022 and September 30, 2022, the fair values of these investments which are included in Other assets were ¥3 billion and ¥3 billion, respectively.
[2]	Includes equity investments that would have been accounted for under the equity method had Nomura not chosen to elect the fair value option.
[3]	Includes equity investments which comprise listed and unlisted equity securities held for operating purposes in the amounts of ¥101,503 million and ¥32,394 million, respectively, as of March 31, 2022 and ¥92,584 million and ¥34,672 million, respectively, as of September 30, 2022.